Business Combinations - Consideration Transferred (Details) € in Millions, ¥ in Millions	Mar. 31, 2019 shares	Jan. 08, 2019 JPY (¥) shares	Jun. 08, 2018 EUR (€)	Apr. 30, 2018 JPY (¥)
Shire
Disclosure of detailed information about business combination [line items]
Cash		¥ 3,029,431
Equity of the Company (770,303,013 shares)		3,131,282
Cash for cash settled awards		52,622
Consideration transferred		¥ 6,213,335
Equity issued (in shares) | shares	770,303,000	770,303,013
TiGenix
Disclosure of detailed information about business combination [line items]
Cash				¥ 67,319
The ordinary shares of TiGenix already owned by Takeda immediately prior to the acquisition date				2,684
Consideration transferred			€ 470.2	¥ 70,003